Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Redemption

At December 31, 2024 and 2023, the Class A ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(2,087,500)
Class A ordinary shares issuance cost	(18,183,179)
Plus:
Accretion of carrying value to redemption value	29,242,197
Class A Ordinary Shares subject to possible redemption, December 31, 2023	$258,971,518
Less:
Redemption	(246,916,015)
Plus:
Accretion of carrying value to redemption value	12,019,932
Class A Ordinary Shares subject to possible redemption, December 31, 2024	$24,075,435

Schedule of Basic and Diluted Net Income Per Ordinary Share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31,	For The Period from March 6, 2023 (Inception) Through December 31
	2024	2023

Net Income	$7,899,035	$6,748,069
Accretion of temporary equity to redemption value	—	(21,520,679)
Dividend income from Trust Account	(12,019,932)	(7,721,518)
Net loss including accretion of temporary equity to redemption value	$(4,120,897)	$(22,494,128)

	For the Year Ended December 31, 2024		For The Period from March 6, 2023 (Inception) Through December 31, 2023
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(3,219,467)	$(901,430)	$(16,662,030)	$(5,832,098)
Accretion of temporary equity to redemption value	—	—	21,520,679	—
Net income including accretion of temporary equity to redemption value	12,019,932	—	7,721,518	—
Net income (loss)	8,800,465	(901,430)	12,580,167	(5,832,098)
Denominator:
Basic and diluted weighted average shares outstanding	22,321,940	6,250,000	17,916,667	6,271,250
Basic and diluted net income (loss) per ordinary share	$0.39	$(0.14)	$0.70	$(0.93)